SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
Schedule of share capital

The share capital as of each balance sheet date was as follows (EUR in millions):

	December 31, 2023			December 31, 2024
	Shares	EUR	USD	Shares	EUR	USD
Authorized:	574,887,317			574,887,316
Priority share	1			—
Class A ordinary shares	500,000,000			500,000,000
Class B ordinary shares	37,138,658			37,138,658
Class C ordinary shares	37,748,658			37,748,658
Issued and fully paid:	362,040,945	€6.8	$9.2	362,040,944	€6.8	$9.2
Priority share	1	—	—	—	—	—
Class A ordinary shares	326,342,270	3.2	4.3	326,342,270	3.2	4.3
Class B ordinary shares	35,698,674	3.6	4.9	35,698,674	3.6	4.9
Class C ordinary shares	—	—	—	—	—	—